Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities
14.	Derivative instruments and hedging activities

Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes in foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, foreign currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for asset-liability management (“ALM”) purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. These derivatives generally mature or expire within six months after the balance sheet date. Other than derivatives utilized in the Financial Services segment for ALM, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for ALM in the Financial Services segment are executed within certain limits in accordance with an internal risk management policy.

Derivative financial instruments held by Sony are classified and accounted for as described below.

Fair value hedges

Both the derivatives designated as fair value hedges and the hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives designated as fair value hedges, as well as offsetting changes in the carrying value of the underlying hedged items, are recognized in income. For the fiscal years ended March 31, 2015, 2016 and 2017, these fair value hedges were fully effective. In addition, there were no amounts excluded from the assessment of hedge effectiveness of fair value hedges.

Cash flow hedges

Changes in the fair value of derivatives designated as cash flow hedges are initially recorded in other comprehensive income (“OCI”) and reclassified into earnings when the hedged transaction affects earnings. For the fiscal year ended March 31, 2016, the ineffective portions of the hedging relationships were not significant. For the fiscal year ended March 31, 2017, these cash flow hedges were fully effective. In addition, there were no amounts excluded from the assessment of hedge effectiveness for cash flow hedges. As of and for the fiscal year ended March 31, 2015, there were no cash flow hedge derivatives.

Derivatives not designated as hedges

Changes in the fair value of derivatives not designated as hedges are recognized in income.

A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:

Foreign exchange forward contracts and foreign currency option contracts

Foreign exchange forward contracts and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated by anticipated intercompany transactions and intercompany accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts are a part of range forward contract arrangements and expire in the same month with the corresponding purchased foreign currency option contracts.

Sony also entered into foreign exchange forward contracts during the fiscal years ended March 31, 2016 and 2017 which effectively fixed the cash flows from foreign currency denominated payables. Accordingly, these derivatives have been designated as cash flow hedges.

Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are marked-to-market with changes in value recognized in other income and expenses.

Foreign exchange forward contracts, foreign currency option contracts and currency swap agreements held by certain subsidiaries in the Financial Services segment are marked-to-market with changes in value recognized in financial services revenue.

Interest rate swap agreements (including interest rate and currency swap agreements)

Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying debt instruments and available-for-sale debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values. Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate available-for-sale debt securities. These derivatives are considered to be a hedge against changes in the fair value of available-for-sale debt securities in the Financial Services segment. Accordingly, these derivatives have been designated as fair value hedges.

Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their ALM, which are marked-to-market with changes in value recognized in financial service revenues.

Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are marked-to-market with changes in value recognized in other income and expenses.

Other agreements

Certain subsidiaries in the Financial Services segment have equity future contracts, other currency contracts and hybrid financial instruments as part of their ALM, which are marked-to-market with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 7 as debt securities, contained embedded derivatives that are not required to be bifurcated because the entire instruments are carried at fair value.

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2016	2017	Liability derivatives	2016	2017
Interest rate contracts	Prepaid expenses and other current assets	16	43	Current liabilities: Other	665	497
Interest rate contracts	Other assets: Other	33	95	Liabilities: Other	22,605	13,713
Foreign exchange contracts	Prepaid expenses and other current assets	1	—	Current liabilities: Other	—	31

		50	138		23,270	14,241

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2016	2017	Liability derivatives	2016	2017
Interest rate contracts	Prepaid expenses and other current assets	—	3	Current liabilities: Other	38	221
Interest rate contracts	Other assets: Other	538	1,599	Liabilities: Other	5,850	4,374
Foreign exchange contracts	Prepaid expenses and other current assets	16,803	24,382	Current liabilities: Other	19,309	14,475
Foreign exchange contracts	Other assets: Other	—	157	Liabilities: Other	—	620
Equity contracts	Prepaid expenses and other current assets	437	981	Current liabilities: Other	668	519

		17,778	27,122		25,865	20,209

Total derivatives		17,828	27,260		49,135	34,450

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2015, 2016 and 2017.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2015	2016	2017
Interest rate contracts	Financial services revenue	(8,271)	(8,300)	1,967
Foreign exchange contracts	Foreign exchange loss, net	(9)	3	(31)

Total		(8,280)	(8,297)	1,936

	Yen in millions
Derivatives under cash flow hedging relationships	Location of gain or (loss) recognized in income on derivative	Fiscal year ended March 31
		2015	2016	2017
		Amount of gain or (loss) recognized in OCI on derivative
Foreign exchange contracts	—	—	1,914	6,715

Total		—	1,914	6,715

		Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)
Foreign exchange contracts	Foreign exchange loss, net	—	(8)	—
Foreign exchange contracts	Cost of sales	—	(3,104)	(5,583)

Total		—	(3,112)	(5,583)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2015	2016	2017
Interest rate contracts	Financial services revenue	(3,579)	(5,499)	(935)
Interest rate contracts	Foreign exchange loss, net	883	—	—
Foreign exchange contracts	Financial services revenue	(1,942)	4,166	(5,365)
Foreign exchange contracts	Foreign exchange loss, net	13,375	(14,501)	12,339
Equity contracts	Financial services revenue	(2,725)	3,267	(18,597)

Total		6,012	(12,567)	(12,558)

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2016		March 31, 2017
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,030,020	(5,118)	1,062,933	3,011
Currency option contracts purchased	211	2	212	1
Currency option contracts written	210	(2)	214	(1)
Currency swap agreements	729,632	(99)	1,439,395	4,074
Other currency contracts	75,157	2,712	64,944	2,328
Interest rate contracts:
Interest rate swap agreements	436,739	(28,571)	415,719	(17,065)
Equity contracts:
Equity future contracts	72,794	(231)	96,016	462

All derivatives are recognized as either assets or liabilities in the consolidated balance sheets on a gross basis, but certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (ISDA) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Presented below are the effects of offsetting derivative assets, derivative liabilities, financial assets and financial liabilities as of March 31, 2016 and 2017.

	Yen in millions
	As of March 31, 2016
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	10,251	6,990	312	2,949
Derivative assets not subject to master netting agreements	7,577			7,577

Total assets	17,828	6,990	312	10,526

Derivative liabilities subject to master netting agreements	46,328	28,527	8,269	9,532
Derivative liabilities not subject to master netting agreements	2,807			2,807
Repurchase, securities lending and similar arrangements	62,805	61,864	—	941

Total liabilities	111,940	90,391	8,269	13,280

	Yen in millions
	As of March 31, 2017
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	11,554	6,584	277	4,693
Derivative assets not subject to master netting agreements	15,706			15,706

Total assets	27,260	6,584	277	20,399

Derivative liabilities subject to master netting agreements	33,261	6,644	18,631	7,986
Derivative liabilities not subject to master netting agreements	1,189			1,189
Repurchase, securities lending and similar arrangements	310,609	309,987	—	622

Total liabilities	345,059	316,631	18,631	9,797